Employee Benefit Plans (Schedule Of Estimated Benefit Payments) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Compensation and Retirement Disclosure [Abstract]
2017	$ 16.2
2018	16.2
2019	16.1
2020	16.1
2021	16.3
2020-2026	$ 84.1